Business Combinations - Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values (Parenthetical) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
(iii) The fair value of contingent consideration of €93 million is arrived at	€ 93
Percentage of equity interest acquired	100.00%
Minimum [member]
Disclosure of detailed information about business combination [line items]
from €136 million to €206 million. This is based on a range of estimated	€ 136
Maximum [member]
Disclosure of detailed information about business combination [line items]
from €136 million to €206 million. This is based on a range of estimated	206
Business combinations [member]
Disclosure of detailed information about business combination [line items]
Goodwill expected to be deducted for tax purposes	277	€ 260	€ 15
Acquisition date fair value	3,728	€ 2,060	€ 175
American Cement Company, LLC [member]
Disclosure of detailed information about business combination [line items]
Gain recognised from remeasuring equity interest acquired	€ 39
Percentage of equity interest acquired	50.00%
Acquisition date fair value	€ 52